Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Expenses Recognized	Expenses recognized in the financial statements:
	Year Ended December 31,
	2024	2023	2022

Research and development expenses	$41	$83	$111
General and administrative expenses	10	17	19
Total	$51	100	$130

Schedule of Fair Value of Share Options

The fair value of the Company’s share options granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2023

Risk-free interest rate	4.00% - 4.22%
Expected volatility	90.02% - 94.24%
Dividend yield	0
Contractual life	5 - 7
Exercise price	0.02 – 1.133

Schedule of Share Options Outstanding and Exercisable

A summary of the Company’s share options outstanding and exercisable as of December 31, 2022 and changes during the year then ended are presented below:

	2022
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	70,365	0.84

Share options outstanding at year end	70,365	0.84

Share options exercisable at year end	45,652	0.84

A summary of the Company’s share options outstanding and exercisable as of December 31, 2023 and changes during the year then ended are presented below:

	2023
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	70,365	0.84
Granted	175,764	1.07

Share options outstanding at year end	246,129	1.01

Share options exercisable at year end	103,349	0.93

A summary of the Company’s share options outstanding and exercisable as of December 31, 2024 and changes during the year then ended are presented below:

	2024
	Number of share option	Weighted average exercise price

Share options outstanding at beginning of year	246,129	1.01
Granted	-	-

Share options outstanding at year end	246,129	1.01

Share options exercisable at year end	208,290	0.98